Loans Measured at Amortized Cost - Summary of Loan Types and Customer Types of Loans to Customers other than Banks (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	₩ 426,780,716	₩ 409,575,539
Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Proportions (%)	100.00%	100.00%
Loans Excluding In Other Than Banks	₩ 430,937,390	₩ 413,259,151
Gross Carrying Amount [Member] | Loans in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	358,521,169	346,954,285
Gross Carrying Amount [Member] | Loans in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	30,720,287	24,855,748
Gross Carrying Amount [Member] | Domestic import usance bills
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	4,499,072	3,311,142
Gross Carrying Amount [Member] | Off-shore funding loans
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	908,266	1,064,623
Gross Carrying Amount [Member] | Call loans
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	119,066	902,301
Gross Carrying Amount [Member] | Bills bought in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	285,727	2,209
Gross Carrying Amount [Member] | Bills bought in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	1,780,873	2,001,046
Gross Carrying Amount [Member] | Guarantee payments under acceptances and guarantees
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	18,460	20,780
Gross Carrying Amount [Member] | Credit card receivables in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	22,562,217	20,766,340
Gross Carrying Amount [Member] | Credit card receivables in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	47,376	57,980
Gross Carrying Amount [Member] | Bonds purchased under repurchase agreements
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	3,028,657	4,855,194
Gross Carrying Amount [Member] | Privately placed bonds
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	853,986	758,557
Gross Carrying Amount [Member] | Factored receivables
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	115	571
Gross Carrying Amount [Member] | Lease receivables
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	1,134,483	1,292,139
Gross Carrying Amount [Member] | Loans for installment credit
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	6,457,636	6,416,236
Allowances for credit losses
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	(4,156,674)	(3,683,612)
Retail
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	₩ 190,949,337	₩ 194,902,083
Retail | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Proportions (%)	44.62%	47.40%
Loans Excluding In Other Than Banks	₩ 192,284,725	₩ 195,907,078
Retail | Gross Carrying Amount [Member] | Loans in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	181,125,018	184,872,384
Retail | Gross Carrying Amount [Member] | Loans in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	4,668,207	3,990,253
Retail | Gross Carrying Amount [Member] | Domestic import usance bills
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Gross Carrying Amount [Member] | Off-shore funding loans
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Gross Carrying Amount [Member] | Call loans
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Gross Carrying Amount [Member] | Bills bought in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Gross Carrying Amount [Member] | Bills bought in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Gross Carrying Amount [Member] | Guarantee payments under acceptances and guarantees
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	1	7
Retail | Gross Carrying Amount [Member] | Credit card receivables in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Gross Carrying Amount [Member] | Credit card receivables in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Gross Carrying Amount [Member] | Bonds purchased under repurchase agreements
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Gross Carrying Amount [Member] | Privately placed bonds
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Gross Carrying Amount [Member] | Factored receivables
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	111	113
Retail | Gross Carrying Amount [Member] | Lease receivables
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	576,165	778,425
Retail | Gross Carrying Amount [Member] | Loans for installment credit
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	5,915,223	6,265,896
Retail | Allowances for credit losses
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	(1,335,388)	(1,004,995)
Corporate
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	₩ 214,059,628	₩ 194,641,280
Corporate | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Proportions (%)	50.13%	47.56%
Loans Excluding In Other Than Banks	₩ 216,043,072	₩ 196,527,753
Corporate | Gross Carrying Amount [Member] | Loans in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	177,396,151	162,081,901
Corporate | Gross Carrying Amount [Member] | Loans in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	26,052,080	20,865,495
Corporate | Gross Carrying Amount [Member] | Domestic import usance bills
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	4,499,072	3,311,142
Corporate | Gross Carrying Amount [Member] | Off-shore funding loans
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	908,266	1,064,623
Corporate | Gross Carrying Amount [Member] | Call loans
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	119,066	902,301
Corporate | Gross Carrying Amount [Member] | Bills bought in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	285,727	2,209
Corporate | Gross Carrying Amount [Member] | Bills bought in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	1,780,873	2,001,046
Corporate | Gross Carrying Amount [Member] | Guarantee payments under acceptances and guarantees
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	18,459	20,773
Corporate | Gross Carrying Amount [Member] | Credit card receivables in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Corporate | Gross Carrying Amount [Member] | Credit card receivables in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Corporate | Gross Carrying Amount [Member] | Bonds purchased under repurchase agreements
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	3,028,657	4,855,194
Corporate | Gross Carrying Amount [Member] | Privately placed bonds
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	853,986	758,557
Corporate | Gross Carrying Amount [Member] | Factored receivables
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	4	458
Corporate | Gross Carrying Amount [Member] | Lease receivables
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	558,318	513,714
Corporate | Gross Carrying Amount [Member] | Loans for installment credit
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	542,413	150,340
Corporate | Allowances for credit losses
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	(1,983,444)	(1,886,473)
Credit card
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	₩ 21,771,751	₩ 20,032,176
Credit card | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Proportions (%)	5.25%	5.04%
Loans Excluding In Other Than Banks	₩ 22,609,593	₩ 20,824,320
Credit card | Gross Carrying Amount [Member] | Loans in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Gross Carrying Amount [Member] | Loans in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Gross Carrying Amount [Member] | Domestic import usance bills
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Gross Carrying Amount [Member] | Off-shore funding loans
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Gross Carrying Amount [Member] | Call loans
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Gross Carrying Amount [Member] | Bills bought in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Gross Carrying Amount [Member] | Bills bought in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Gross Carrying Amount [Member] | Guarantee payments under acceptances and guarantees
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Gross Carrying Amount [Member] | Credit card receivables in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	22,562,217	20,766,340
Credit card | Gross Carrying Amount [Member] | Credit card receivables in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	47,376	57,980
Credit card | Gross Carrying Amount [Member] | Bonds purchased under repurchase agreements
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Gross Carrying Amount [Member] | Privately placed bonds
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Gross Carrying Amount [Member] | Factored receivables
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Gross Carrying Amount [Member] | Lease receivables
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Gross Carrying Amount [Member] | Loans for installment credit
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Allowances for credit losses
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	₩ (837,842)	₩ (792,144)